FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Details) - Fair value measurements recurring - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	$ 322,362	$ 32,895
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	12,860	5,793
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	309,502	27,102
Cash equivalent - money market funds | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	1,986
Cash equivalent - money market funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	$ 1,986
Cash equivalent - money market funds | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis
U.S. government treasuries | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	$ 10,874	5,793
U.S. government treasuries | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	$ 10,874	$ 5,793
U.S. government treasuries | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis
Corporate debt securities | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	$ 309,502	$ 27,102	[1]
Corporate debt securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis			[1]
Corporate debt securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	$ 309,502	$ 27,102	[1]

[1]	Revised from Level 1 classification in the Company's 2014 annual report to level 2 classification.